December 19, 2008

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:	ING VP Balanced Portfolio, Inc.
(File Nos. 033-27247; 811-05773)

ING Variable Funds
File Nos. 002-51739; 811-2514)

ING VP Intermediate Bond Portfolio
(File Nos. 002-47232; 811-02361)

ING VP Money Market Portfolio
(File Nos. 002-53038; 811-02565)

ING Variable Portfolios, Inc.
(File Nos. 333-05173; 811-07651)

Ladies and Gentlemen:

Attached for filing, via the EDGAR system, are Post-Effective Amendment Nos. 36, 75, 69, 63 and 46 (each, an “Amendment” and collectively, the “Amendments”) to the Registration Statements of ING VP Balanced Portfolio Inc., ING Variable Funds, ING VP Intermediate Bond Portfolio, ING VP Money Market Portfolio and ING Variable Portfolios, Inc., (each a “Registrant” and collectively, “Registrants”), respectively. These Amendments are being filed pursuant to Rule 485(a) under the Securities Act of 1933 (“1933 Act”), as amended and shall become effective on February 17, 2009.

These Amendments are being filed for the purpose of adding a new share class, Service 2 Class (“Class S2”) shares to the Registrants.

Should you have any questions concerning the attached filing, please contact the undersigned at 480.477.2649 or Kim Palmer at 480.477.2674.

Regards,

/s/ Paul A. Caldarelli

Paul A. Caldarelli, Esq.
Counsel
ING U.S. Legal Services

Attachment

cc:	Huey P. Falgout, Jr., Esq.
ING Investments LLC

Philip A. Newman, Esq.
Goodwin Procter LLP